UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York          February 6, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $123,220
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name

NONE

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                 COLUMN  2 COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                         TITLE                  VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS  CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE

CKX INC                    COM     12562M106        52     14,275   SH           SOLE       NONE        14,275
HUNTSMAN CORP              COM     447011107       221     64,300   SH           SOLE       NONE        64,300
MENTOR CORP MINN           COM     587188103     8,110    262,200   SH           SOLE       NONE       262,200
MERRILL LYNCH & CO INC     COM     590188108    25,882  2,138,710   SH           SOLE       NONE     2,138,710
NATIONWIDE FINL SVCS INC   CL A    638612101    56,671  1,084,616   SH           SOLE       NONE     1,084,616
ROHM & HAAS CO             COM     775371107       653     10,574   SH           SOLE       NONE        10,574
SOVEREIGN BANCORP INC      COM     845905108       164     55,000   SH           SOLE       NONE        55,000
UST INC                    COM     902911106     4,420     63,712   SH           SOLE       NONE        63,712
WACHOVIA CORP NEW          COM     929903102    27,045  4,607,800   SH           SOLE       NONE     4,607,800




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